RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 5,097
Additions	1,463
Deductions	(3,078)
Ending balance	3,482
Loans 90 days past due	$ 0